Taxes on Income	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 24:-	TAXES ON INCOME

a.	Tax laws applicable to the Group in Israel

1.	Capital gains/losses

The capital gain tax rate applicable to Israeli resident companies is the corporate tax rate, see section 4 below.

2.	Taxation of dividend income

Pursuant to paragraph 126(b) to the Income Tax Ordinance (the "Ordinance"), income from distribution of profits or from dividends originating from income accrued or derived in Israel which was received, directly or indirectly, from another entity subject to the corporate tax in Israel is not included in the computation of the Company's taxable income.

Dividends that the Company receives from a foreign entity are taxed in Israel at the corporate tax, as mentioned in section 4 below, and credit is given for the tax withheld on the dividends overseas (direct credit). Excess direct credit may be carried forward to future years over a period of not more than five years.

Nonetheless, at the Company's request and subject to certain conditions, the Company may elect to implement an alternative under which the corporate tax rate will be imposed, as mentioned in section 4 below, on the gross income from which the dividend was distributed (the dividend distributed plus the tax withheld and the corporate tax paid on the income in the foreign countries) and a credit will be given for the foreign tax paid on the income from which the dividend was distributed in the foreign company (indirect credit) and the tax withheld in the foreign country. It should be noted that indirect credit is eligible down to two tiers only and is subject to certain conditions. Excess indirect credit cannot be carried forward to future years.

3.	Capital gain/loss from sale of shares in subsidiaries

A real capital gain by the Company on the sale of its direct holdings in one or more of the Group's foreign companies is taxed in Israel and credit is given for the foreign tax paid overseas on the capital gain from that sale, subject to the provisions of the relevant treaty for avoidance of double taxation.

4.	Tax rates applicable to the Group companies in Israel

The following are Israeli corporate tax rates for 2015-2017:

2015- 26.5%

2016- 25%

2017- 24%

In December 2016, the Economic Efficiency Law (Legislation Amendments for the Implementation of the Economic Policy for Budget Years 2017 and 2018), 2016 was approved. The law provides, inter alia, for the reduction of the corporate tax rate from 25% to 24%, with effect from January 1, 2017 and to 23% commencing on January 1, 2018.

b.	Taxation in the U.S.

As of 2017, the remaining U.S. resident Group companies are subject to corporate tax at the normal rates in the U.S. (Federal tax at a rate of up to 35% and State and City taxes). Upon distribution of dividends from the U.S. to the company, 12.5% reduced withholding tax rate applies in accordance with the tax treaty between Israel and the U.S., provided that the company holds at least 10% of the distributing company.

Additionally, on December 22, 2017, a comprehensive tax reform was approved in the United States, which, inter alia, reduces the U.S. corporate tax rate to 21%, with effect from January 1, 2018.

The Company has remeasured deferred tax assets and liabilities in the United States to reflect the change in legislation. The resulting tax benefit is estimated at NIS 426 million.

c.	Taxation in Canada

The taxable income of the Group companies is subject to the effective corporate tax (Federal and Provincial) which ranges between 25% and 31%. A Canadian resident company that realizes a capital gain is taxed in Canada only on half of the capital gain. Subject to certain conditions, a Canadian resident company that receives dividends may not be taxable in Canada or the dividends may have no effect on the taxable income of a Canadian resident company that receives the dividend. According to FAPI (Foreign Accrual Property Income) rules, a Canadian resident company may be liable to tax in Canada on undistributed passive income of a foreign company and receive a relief for foreign tax imposed on this income. Generally, distribution of dividends from a Canadian resident company to a foreign resident is subject to withholding tax of 25%. Reduced tax rates may be valid based on the relevant tax treaty (if applicable). According to the tax treaty between Israel and Canada, payments of dividends and interest are subject to a reduced withholding tax rate of 15%. On January 1, 2017, a new treaty came into effect that reduces the aforesaid rates of withholding of tax at source (hereafter - “the New Treaty”)., Pursuant to the New Treaty, the rate of tax to be withheld at source on dividend distribution was reduced to 5% for recipient companies with holdings in excess of 25%, and the rate of tax to be withheld at source on interest was reduced to 10% (or 5% for interest payable to financial institutions).

d.	Taxation in Finland

The corporate tax rate in Finland in 2017 is 20%. The dividend withholding tax rate upon distribution from Finland to Israel is 5% pursuant to the tax treaty between Israel and Finland (only if the share of holding is higher than 10%, otherwise the withholding tax rate is 15%). Due to the change of legislation in Finland, starting from January 1, 2014 the withholding tax will apply also on return of capital. The Company received a pre-ruling from the Tax Authority in Finland that entitles the Company to demand a refund from the aforesaid Tax Authority for tax deducted in Finland that cannot be claimed in Israel.

e.	Taxation in Norway

Operations in Norway are carried out through a Norwegian company that is owned by CTY. The corporate tax rate in Norway in 2016 is 25% starting 2017 the corporate tax reduced to 24%. Usually, under domestic law, the tax rate on a dividend distribution from Norway is 25%. A lower tax rate might be possible under various tax treaties. In the case of a dividend distribution to member states of the EEA, the rate is 0% (except in specific instances).

f.	Taxation in Sweden

The operations in Sweden are carried out by Swedish resident companies that are held by CTY. Generally, the corporate tax rate in Sweden is 22%. Tax rate for dividends distribution by a Swedish resident company under the domestic law is 30%. Reduced tax rate may be possible under various tax treaties. In the case of a dividend distribution to member states of the EEA, the rate is 0% (except in specific instances).

g.	Taxation in Netherlands

A Dutch company is subject to a 25% corporate tax in the Netherlands (20% corporate tax applies on income up to the amount of EUR 200 thousands-starting January 1, 2018 applies on income up to the amount of EUR 250 thousands). Under certain conditions, income of the Dutch company from its holdings in Germany would be tax exempt in the Netherlands. According to the tax treaty between Israel and Netherlands, in 2017, distribution of dividends to an Israeli resident company by a Dutch resident company will be subject to withholding tax of 5% in the Netherlands (only if the share of holding is higher than 25%, otherwise the withholding tax rate is 15%). Additionally, following a change in legislation in Netherlands, starting January 1, 2018, the rate of tax to be withheld at a source on dividend distribution reduce to 0%, under certain conditions.

h.	Taxation in Germany

Generally, the corporate tax rate (including the solidarity tax) in Germany is 15.825% (assuming that the company is not subject to trade tax). Distribution of profits from a German resident partnership to the Dutch resident company partners is not liable to tax in Germany according to domestic law. Payment of interest to a foreign resident from Germany is exempt from withholding tax in Germany according to the domestic law except certain circumstances. Capital gains on disposition of holdings in Germany may be liable to tax in Germany, however, 95% of the gain may be tax exempt in Germany if the conditions of the German participation exemption apply.

i.	Taxation in Jersey Island

The corporate tax rate on the Island of Jersey is 0% (except in relation to specific fields of activity which are subject to tax at a rate of 10% or 20%). The rate of tax to be withheld at a source on dividend distribution from Jersey to Israel is usually 0% and capital gains are not taxed in Jersey.

Operations in Jersey are carried out through Jersey companies that are owned by ATR. The corporate tax rate in ATR’s principal regions of operation is 19% in Poland and the Czech Republic and 21% in Slovakia, while in Russia (federal and regional) the effective corporate tax rate ranges from 15.5% to 20%.

j.	Taxation in Poland

The corporate tax rate in Poland is 19% and, under domestic law, the tax rate on a dividend distribution from Poland is also 19%. A lower tax rate might be possible under various tax treaties. Operations in Poland are carried out through Polish companies owned by ATR. During 2015, the Group finalized the implementation of a new holding structure of several of the Polish properties under as a Polish investment fund. Under the new structure, profits from these properties will be taxed at the fund level. The Polish investment fund is exempt from corporate tax in Poland, including on capital gains. A distribution of earnings from the fund is not subject to tax withholdings. Until the end of 2016, the Polish investment fund was exempt from corporate tax in Poland, including capital gains. Following a legislation change in Poland, effective from January 1, 2017, restrictions have been placed on the tax exemptions that apply to investment funds of this type.

Additionally, in December 2017, a legislation amendment was published in Poland that includes, inter alia, provisions concerning the offsetting of losses as well as thin capitalization rules that restrict the deduction of financing expenses in Poland.

Furthermore, commencing on January 1, 2018, minimum alternative tax will be imposed on commercial properties at the rate of 0.42% of the cost of the property for tax purposes. This tax will only apply to properties with a value in excess of PLN 10 million, and us allowed as a deduction for tax purposes.

Also, after reporting date, several indirect subsidiaries in Poland were issued transfer pricing assessments.

k.	Taxation in Brazil

The effective tax rate on companies in Brazil (having a turnover in excess of BRL 240 thousand) is 34%. The tax rate on a dividend distribution from a Brazil-resident company, under domestic law, is 0%, except in specific instances. Operations in Brazil are carried out mainly through real estate funds. The real estate funds are exempt from tax on their income, if certain conditions are fulfilled. A distribution of earnings from the funds to foreigners and locals is subject to tax withholdings at the rate of 15% and 20%, respectively.

l.	Finalized tax assessments

The Company has finalized its tax assessments through 2014. The Company's wholly owned subsidiaries in Israel have finalized their tax assessments through 2014 (and some of them through 2015).

m.	Subsidiaries disputed tax assessments

In June 2012, two indirectly-owned Israeli subsidiaries were issued with tax orders according section 152 (b) to the Ordinance in relation to the tax years 2007-2010 and 2008-2010, respectively, since their claim to be House Property Companies as defined in Section 64 of the Ordinance was not accepted. Accordingly, the tax orders did not allow the gain that arose from the sale of a real estate asset by one of the companies in question to be offset against accumulated losses in the subsidiary.

On June 26, 2014, the aforementioned subsidiaries were issued with assessments under Section 145(A)(2)(b) of the Ordinance in relation to the 2011 and 2012 tax years regarding the same argument. On June 28, 2015, tax orders were issued in relation to the 2011-2012 tax years And on July 19, 2015, the indirectly-owned subsidiaries were issued with a best judgment assessments in relation to the 2013 tax year. The indirect subsidiaries appealed the orders for the years 2007-2010 to the Tel Aviv District Court and a notice of appeal was filed with respect to the years 2011-2012. The order for 2013 was contested.

On August 29, 2017, the Tel Aviv District Court issued a ruling for tax years 2007-2010, which rejects the appeal and determines that the indirect subsidiaries are not deemed as house-property companies in accordance with Section 64 of the Ordinance.

In January 2018, an assessment agreement was signed between the Assessment Officer and the indirect subsidiary for the years 2007-2015, in settlement of all disputes in the file.

Additionally, during December 2015, an indirectly-owned subsidiary was issued with a best judgment assessment in regard to various issues, including in relation to the allow ability of finance expenses and additional issues, this being in relation to the 2011 tax year. The nominal tax being demanded by this assessment is NIS 4.8 million. The indirectly-owned subsidiary has lodged an objection against this assessment. On February 22, 2017 a final tax assessment for the years 2011-2014 was signed regulating all the disputes expects the claim regarding House Property Companies, which, as aforesaid, was settled as part of the assessment agreement signed in January, 2018.

n.	Merger of subsidiaries in Israel

On January 7, 2018, an Israeli subsidiary was granted an approval from the Israeli Tax Authority for merger into an indirect subsidiary (the "Absorbing Company"), together with two indirect subsidiaries of the Company. The merger was scheduled for December 31, 2016.

o.	Carry-forward losses for tax purposes as of December 31, 2017

The Company and its wholly-owned Israeli resident subsidiaries have carry-forward losses for tax purposes. With respect to the tax benefit associated with such losses, the Group has recognized deferred tax assets amounting to NIS 207 million as of the reporting date (2016 - NIS 175 million), which have been offset against the deferred tax liability of the Company.

The Company's Canadian resident subsidiaries have carry-forward losses for tax purposes amounting to NIS 35 million, of which a recognized deferred tax asset represents approximately NIS 3 million. The carry-forward losses may be utilized over a 16-year period, which expires between 2032-2033.

The Company's partially-owned Finnish resident subsidiary and its subsidiaries have carry-forward losses for tax purposes amounting to NIS 430 million (2016 - NIS 645 million), for which deferred tax assets have been recognized at an amount of NIS 73 million.

The Company’s partially-owned Jersey Island resident subsidiary and its subsidiaries have carry-forward losses for tax purposes amounting to NIS 1.9 billion (2015-NIS 1.9 billion), for which deferred tax assets have been recognized at an amount of NIS 20 million.

p.	Deferred taxes, net:

The composition and movement in deferred taxes are as follows:

	Investment
	properties
	and
	depreciable	Carry-
	fixed	forward
	assets	losses	Others	Total
	NIS in millions
Balance as of January 1, 2015	(3,840)	286	14	(3,540)
Initially consolidated subsidiaries	(1,866)	165	117	(1,584)
Amounts carried to foreign currency translation reserve	448	(24)	20	444
Amounts carried to other comprehensive Income	-	-	11	11
Amounts carried to other capital reserves	128	(3)	-	125
Amounts carried to income statement	193	(35)	(215)	(57)
Reclassification due to assets held for sale	45	-	-	45
Balance as of December 31, 2015	(4,892)	389	(53)	(4,556)
Discontinued operation	-	(39)	6	(33)
Amounts carried to foreign currency translation reserve	55	(3)	(1)	51
Amounts carried to other comprehensive loss	-	-	(2)	(2)
Amounts carried to other capital reserves	65	(1)	-	64
Amounts carried to income statement *)	(580)	178	(125)	(527)
Reclassification due to assets held for sale	1,209	-	-	1,209
Balance as of December 31, 2016	(4,143)	524	(175)	(3,794)
Deconsolidation of previously consolidated subsidiary	1,721	(81)	(1,295)	345
Amounts carried to foreign currency translation reserve	246	(13)	1	234
Amounts carried to other comprehensive income	-	-	(10)	(10)
Amounts carried to income statement	(37)	(217)	766	512
Classification to institutions	-	85	-	85
Reclassification due to assets held for sale	9	-	-	9
Balance as of December 31, 2017	(2,204)	298	(713)	(2,619)

*) An expense in the amount of NIS 149 million was recognized in discontinued operation.

The deferred taxes are calculated at tax rates ranging between 6.8% and 24% (the tax rates applicable include federal and state tax).

The utilization of deferred tax assets is dependent on the existence of sufficient taxable income at the losses amount in the following years.

Deferred taxes are presented as follows

	December 31
	2017	2016
	NIS in millions
Within non-current assets	20	15
Within non-current liabilities	(2,639)	(3,809)
	(2,619)	(3,794)

q.	Taxes on income (tax benefit) included in the income statements

	Year ended December 31
	2017	2016	2015
	NIS in millions
Current taxes **)	147	32	77
Taxes in respect of prior years ***)	38	20	100
Deferred taxes ****)	(512)	101	(430)
	(327)	153	(253)

*)	Reclassified, refer to Note 2dd.
**)	Current income taxes include capital gain tax, withholding tax from interest and dividends paid by foreign subsidiaries to the Company, current tax expenses of subsidiaries of the Group companies operation, as well as current tax income recorded against current tax recognized in other comprehensive income, see Note 26e.
***)	In 2015 includes deferred taxes in respect of prior years in amount of NIS 75 million.
****)	As a result of the reduced tax rate, subsidiaries of the Company recognized tax income of NIS 421 million.

r.	Taxes on income relates to other comprehensive income and to other equity items

With respect to income tax relates to other comprehensive income and other equity line items, see Notes 24p and 26e.

s.	Below is the reconciliation between the statutory tax rate and the effective tax rate:

	Year ended December 31
	2017	2016 *)	2015 *)
	NIS in millions
Income before taxes on income	1,203	817	112
Statutory tax rate	24.0%	25.0%	26.5%
Tax calculated using statutory tax rate	289	204	30
Increase (decrease) in taxes resulting from permanent differences - the tax effect:
Tax exempt income, income subject to special tax rates and nondeductible expenses *)	(142)	(102)	58
Change in taxes resulting from carry-forward tax losses and other temporary differences for which no deferred taxes were provided, net	122	170	77
Tax effect in respect of new holding structure in Poland (Note 25j above)	-	-	(428)
Taxes with respect to prior years	30	20	105
Deferred taxes due to changes in tax rates	(442)	(44)	(53)
Taxes with respect to Company's share in earnings of equity- accounted investees, net	(129)	(26)	(31)
Difference in tax rate applicable to income of foreign companies and other differences	(55)	(69)	(11)
Taxes on income	(327)	153	(253)
Effective tax rate	0.0%	18.8%	0.0%

*)	Reclassified, refer to Note 2dd.